Expense Example - Class A Shares Class C Shares Class R Shares Class Y Shares - Victory Integrity Discovery Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years
USD ($)	727	1,048	1,391	2,356	355	785	1,340	2,856	211	704	1,223	2,647	140	437	755	1,657